SCHEDULE OF ASSUMPTIONS TO VALUE STOCK OPTIONS (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Expected term						2 years 9 months
Expected volatility, minimum					148.00%	159.00%
Expected volatility, maximum					275.00%	162.00%
Expected dividends	0.00%	(0.00%)	0.00%	(0.00%)	0.00%	(0.00%)
Risk-free interest rate, minimum					0.34%	0.38%
Risk-free interest rate, maximum					0.85%	0.87%
Forfeitures					0.00%	0.00%
Minimum [Member]
Expected term					6 months
Strike price					$ 0.00	$ 0.43
Maximum [Member]
Expected term					1 year
Strike price					$ 0.20	$ 0.50